EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in plan assets (Details) - Post-employment health care benefit plan - Plan assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ 0	R$ 0	R$ 0
Contributions from sponsors	18,422	17,604	19,168
Contributions from participants	792	1,125	1,096
Payments of the benefits	(19,214)	(18,729)	(20,264)
Fair value of plan assets at the end of the year	R$ 0	R$ 0	R$ 0